Recovery of Erroneously Awarded Compensation	12 Months Ended
Apr. 30, 2025
Restatement Determination Date [Axis]: 2023-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	In 2023, the Board adopted a Compensation Clawback Policy which is compliant with the requirements of the NYSE American and the SEC. Under the policy, if OPT is required to prepare an accounting restatement, including to correct an error that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period, OPT would recover from any current or former executive officers incentive-based compensation that was erroneously awarded during the three years preceding the date such a restatement was required. The recoverable amount is the amount of incentive-based compensation received in excess of the amount that otherwise would have been received had it been determined based on the restated financial measure. This would apply even if the executive officer did not engage in any misconduct or had no responsibility for the errors. The Compensation Committee has the full and final authority to make all determinations under this policy.